UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       GNI Capital, Inc.
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Address:    124 Verdae Blvd, Suite 504
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            Greenville, SC 29607
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Form 13F File Number:   28-13456
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Philip Thomas
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Title:      CCO
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Phone:      917-541-8676
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Signature, Place, and Date of Signing:

      /s/ Philip Thomas             New York, NY                   08/16/2010
      ---------------------------   --------------------------   --------------
               [Signature]               [City, State]               [Date]

Report type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name


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
Report Summary:

Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     48
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Form 13F Information Table Value Total:     $14,364
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number                    Name

1               28-12230                                ALPS Advisors, Inc.

                           FORM 13F INFORMATION TABLE
                                  June 30, 2010

                                                           VALUE    SHRS OR SH/  PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER       TITLE OF CLASS    CUSIP     (X*$1000)  PRN AMT PRN  CALL DISCRETION  MANAGERS   SOLE    SHARED    NONE
 --------------------------- --------------   --------- ----------- ------- ---  ---- ----------  -------- -------------------------
BOSTON SCIENTIFIC CORP       COM              101137 10 7     377   65,000  SH           SOLE             65,000
CHIPOTLE MEXICAN GRILL INC   COM              169656 10 5     288    2,103  SH           SOLE              2,103
CHIPOTLE MEXICAN GRILL INC   COM              169656 10 5       2       50  SH  CALL    OTHER       1                    50
CITIGROUP INC                COM              172967 10 1     110   29,333  SH           SOLE              7,306              22,027
CLOROX CO DEL                COM              189054 10 9     249    4,000  SH          OTHER       1                 4,000
CLOROX CO DEL                COM              189054 10 9      97    1,555  SH           SOLE              1,555
DENDREON CORP                COM              24823Q 10 7     184    5,700  SH          OTHER       1                 5,700
DENDREON CORP                COM              24823Q 10 7      83      150  SH  PUT     OTHER       1                   150
DENDREON CORP                COM              24823Q 10 7      57    1,749  SH           SOLE              1,749
DREYFUS HIGH YIELD STRATEGIE SH BEN INT       26200S 10 1     159   37,762  SH           SOLE             37,762
DWS HIGH INCOME TR           SHS NEW          23337C 20 8     341   38,305  SH           SOLE             38,305
ISHARES TR INDEX             IBOXX INV CPBD   464287 24 2     761    7,021  SH           SOLE              7,021
ISHARES INC                  MSCI JAPAN       464286 84 8     343   37,245  SH           SOLE             37,245
ISHARES TR INDEX             BARCLYS TIPS BD  464287 17 6     702    6,565  SH           SOLE              6,565
ISHARES TR INDEX             BARCLY USAGG B   464287 22 6     613    5,712  SH           SOLE              5,712
ISHARES TR                   BARCLYS CR BD    464288 62 0     454    4,348  SH           SOLE              4,348
ISHARES TR INDEX             RUSSELL 2000     464287 65 5     273      700  SH  PUT     OTHER       1                   700
KELLOGG CO                   COM              487836 10 8     201    4,000  SH          OTHER       1                 4,000
KELLOGG CO                   COM              487836 10 8     156    3,107  SH           SOLE              3,107
KRAFT FOODS INC              CL A             50075N 10 4     210    7,500  SH          OTHER       1                 7,500
KRAFT FOODS INC              CL A             50075N 10 4     252    8,995  SH           SOLE              8,995
LEGG MASON INC               COM              524901 10 5     378   13,500  SH          OTHER       1                13,500
LEGG MASON INC               COM              524901 10 5     176    6,289  SH           SOLE              6,289
NETAPP INC                   COM              64110D 10 4     410   11,000  SH          OTHER       1                11,000
NETAPP INC                   COM              64110D 10 4     152    4,076  SH           SOLE              4,076
NEWMONT MINING CORP          COM              651639 10 6     803   13,000  SH          OTHER       1                13,000
NEWMONT MINING CORP          COM              651639 10 6     189    3,058  SH           SOLE              2,723                 335
ORACLE CORP                  COM              68389X 10 5     397   18,500  SH          OTHER       1                18,500
ORACLE CORP                  COM              68389X 10 5     190    8,870  SH           SOLE              7,664               1,206
ORACLE CORP                  COM              68389X 10 5       6      185  SH  CALL    OTHER       1                   185
ORACLE CORP                  COM              68389X 10 5      24      185  SH  PUT     OTHER       1                   185
PHILIP MORRIS INTL INC       COM              718172 10 9     917   20,000  SH          OTHER       1                20,000
PHILIP MORRIS INTL INC       COM              718172 10 9     295    6,443  SH           SOLE              5,572                 871
POWERSHARES ETF TRUST        FINL PFD PTFL    73935X 22 9     200   12,380  SH           SOLE             12,380
POWERSHARES ETF TRUST        FTSE RAFI 1000   73935X 58 3     459   10,076  SH           SOLE             10,076
PROSHARES TR                 PSHS ULT S&P 500 74347R 10 7     322   10,000  SH           SOLE             10,000
PROSHARES TR                 PSHS SHRT S&P500 74347R 50 3     543    9,874  SH           SOLE              9,874
PUTMAN HIGH INCOME SEC FUND  SHS BEN INT      746779 10 7     122   15,750  SH           SOLE             15,750
RANDGOLD RES LTD             ADR              752344 30 9     474    5,000  SH          OTHER       1                 5,000
RANDGOLD RES LTD             ADR              752344 30 9     171    1,809  SH           SOLE              1,809
RYDEX ETF TRUST              S&P500 PUR GRW   78355W 40 3     367   11,460  SH           SOLE             11,460
SANDISK CORP                 COM              80004C 10 1     210    5,000  SH          OTHER       1                 5,000
SPDR SERIES TRUST            DB INT GVT ETF   78464A 49 0     419    8,083  SH           SOLE              8,083
SPDR GOLD TRUST              GOLD SHS         78463V 10 7     487    4,000  SH          OTHER       1                 4,000
SPDR GOLD TRUST              GOLD SHS         78463V 10 7     390    3,206  SH           SOLE              3,206
SPDR S&P 500 ETF TR          UNIT SER 1 S&P   78462F 10 3     229      250  SH  PUT     OTHER       1                   250
SPDR S&P 500 ETF TR          UNIT SER 1 S&P   78462F 10 3       6       58  SH           SOLE                 58
UNITED STATES NATL GAS FUND  UNIT             912318 10 2     116   15,000  SH           SOLE             15,000